CONCENTRATION RISKS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
CONCENTRATION RISKS
NOTE L – CONCENTRATION RISKS

The Company primarily engages in the distribution of bio-plastic products in the United States from a supplier in China. The Company’s products are mainly sold to domestic distributors. The following tables depict revenues and expenditures to major customers and major suppliers with greater than 10% of their respective totals.

a. Major Customers

The following table summarizes sales to major customers (each 10% or more of revenues):

	Sales to	Receivable as	Percentage of
Six months ended June 30, 2011	the customer	of June 30, 2011	total revenue
Bunzl and its affiliates	$824,883	$217,605	59%
Unified Management	328,063	435	24%

	Sales to	Receivable as	Percentage of
Six months ended June 30, 2010	the customer	June 30, 2010	total revenue
Bunzl and its affiliates	$810,956	$222,700	72%

Over 50% of our revenue is derived from Bunzl Distribution USA, Inc. (Bunzl) and its affiliates. If Bunzl were to terminate or materially reduce, for any reason, its business relationship with us, our operating results would be materially harmed.

b. Major Suppliers

The table following summarizes purchases from major suppliers (each 10% or more of purchases):

	Purchases from	Payable as	Percentage of
Six months ended June 30, 2011	the supplier	of June 30, 2011	total purchases
Zwest	$914,443	$755,215	99%

	Purchases from	Payable as	Percentage of
Six months ended June 30, 2010	the supplier	June 30, 2010	total purchases
Zwest	$572,275	$371,773	99%

The Company is dependent upon a single manufacturer for over 90% of the products we sell, which manufacturer is located in the People’s Republic of China (the "PRC"). Each shipment of the products could be delayed, waylaid, rerouted, stolen, lost or damaged, each of which could affect the performance and profitability of the Company. The Company may also face increased pressure for the supply of finished products that are produced by the manufacturer, as a result of increased demand and competitors seeking to displace the Company.